Note 04 - Management Report - Corporate Divisions - Corporate Bank (Detail) - Corporate Bank [Member] € in Millions		12 Months Ended
		Dec. 31, 2023 EUR (€)		Dec. 31, 2022 EUR (€)		Dec. 31, 2021 EUR (€)
Net revenues [Abstract]
Corporate Treasury Services		€ 4,366		€ 3,821		€ 3,072
Institutional Client Services		1,906		1,587		1,299
Business Banking		1,445		930		781
Total net revenues		7,716		6,337		5,153
Of which: [Abstract]
Net Interest Income		5,113		3,628		2,605
Commissions and Fee Income		2,328		2,356		2,204
Remaining Income		275		354		343
Provision for credit losses		266		335		(3)
Noninterest expenses [Abstract]
Compensation and benefits		1,537		1,422		1,447
General and administrative expenses		2,934		2,786		3,053
Impairment of goodwill and other intangible assets		0		0		5
Restructuring activities		(4)		(19)		42
Total noninterest expenses		4,466		4,188		4,547
Noncontrolling interests		0		0		0
Profit (loss) before tax		€ 2,984		€ 1,814		€ 609
Employees (front office full time equivalent)	[1]	7,859		7,444		7,441
Employees (business aligned operations full time equivalent)	[1]	7,853		6,508		5,838
Employees (allocated central infrastructure, full-time equivalent)	[1]	9,808		8,209		7,282
Total employees (full-time equivalent)	[1]	25,520		22,161		20,560
Total assets	[1],[2]	€ 264,000		€ 258,000		€ 246,000
Risk weighted assets (RWA)	[1]	69,000		74,000		65,000
of which operational risk RWA	[1]	6,000		5,000		6,000
Leverage exposure	[1]	307,000		321,000		300,000
Deposits	[1]	289,000		289,000		270,000
Loans (gross of allowance for loan losses) In Divisions	[1]	€ 117,000		€ 122,000		€ 122,000
Cost Income Ratio		57.90%	[3]	66.10%	[4]	88.20%	[5]
Post-tax return on average shareholders equity		15.20%	[6]	10.00%	[6]	3.20%
Post-tax return on average tangible shareholders' equity		16.60%	[6]	10.90%	[6]	3.50%

[1]	As of year-end
[2]	Segment assets are presented on a consolidated basis, i.e., the amounts do not include intersegment balances
[3]	Noninterest expenses as a percentage of total net revenues, which are defined as net interest income before provision for credit losses plus noninterest income
[4]	Noninterest expenses as a percentage of total net revenues, which are defined as net interest income before provision for credit losses plus noninterest income
[5]	Noninterest expenses as a percentage of total net revenues, which are defined as net interest income before provision for credit losses plus noninterest income
[6]	For the post-tax return on average shareholders’ equity and average tangible shareholders’ equity of the segments, the Group effective tax rate was adjusted to exclude the impact of permanent differences not attributed to the segments, so that the segment tax rates were 28 % for the years 2023, 2022 and 2021; for further information, please refer to “Supplementary Information (Unaudited): Non-GAAP Financial Measures” of this report